25. Net operating revenue	12 Months Ended
Dec. 31, 2018
Net Operating Revenue
Net operating revenue
	2018	2017	2016
Gross sales
Goods	53,643	48,597	45,267
Services rendered	456	365	294
Sales returns and cancellations	(484)	(523)	(592)
	53,615	48,439	44,969

Taxes on sales	(4,227)	(3,805)	(3,515)

Net operating revenue	49,388	44,634	41,454